Investment Objectives and Goals - Capital Group Conservative Equity ETF	Aug. 06, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group Conservative Equity ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.